CONVERTIBLE NOTES PAYABLE - Bluestem Advisors (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
CONVERTIBLE NOTES PAYABLE - Bluestem Advisors
Company issued Bluestem a convertible promissory note in the principal amount	$ 52,500	$ 27,778
Bluestem Advisors note bears interest at a rate per annum	9.00%	10.00%
Convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	60.00%	45.00%
Bluestem converted principal from the aforementioned note		$ 32,230
Bluestem converted principal from the aforementioned note into an aggregate ofshares of common stock.		48,833,333